Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 3,772	$ 3,943
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	19,000,000	19,000,000
Common stock, shares issued	4,871,801	4,783,163
Common stock, shares outstanding	4,660,871	4,586,363
Accumulated other comprehensive income (loss), tax (benefit)	$ 1,046	$ (283)
Treasury stock, shares	210,930	196,800